Business Combination (Details) - Schedule of discounted cash flow method after considering a discount (Parentheticals)	12 Months Ended
Mar. 31, 2023 shares
Acquisition of 2Lab3 [Member]
Business Combination (Details) - Schedule of discounted cash flow method after considering a discount (Parentheticals) [Line Items]
Equity instrument shares issued	1.374
Shennong [Member]
Business Combination (Details) - Schedule of discounted cash flow method after considering a discount (Parentheticals) [Line Items]
Equity instrument shares issued	4.2
Hekangyuan [Member]
Business Combination (Details) - Schedule of discounted cash flow method after considering a discount (Parentheticals) [Line Items]
Equity instrument shares issued	10